Cover	Apr. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2022
Entity File Number	000-55504
Entity Registrant Name	UAS Drone Corp.
Entity Central Index Key	0001638911
Entity Tax Identification Number	47-3052410
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 Etgar Street
Entity Address, City or Town	Tirat-Carmel
Entity Address, Country	IL
Entity Address, Postal Zip Code	3903212
City Area Code	72
Local Phone Number	4-8124101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true